Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

24. Provisions

a)   Breakdown

The breakdown of Provisions is as follows:

	12/31/2021	12/31/2022

Provisions for pensions and similar obligations	7,499	8,158
Provisions for tax and legal matters	2,141	3,009
Provisions for off-balance sheet risk	1,108	1,539
Other provisions	41	225
	10,789	12,931